UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Chad Atkins
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Chad Atkins	Naples, Florida	 	May 15, 2012

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $ 1,427,746 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Transport Services Group,  COM              00922R105    12220  2110475 SH       DEFINED 01             115002  1995473
Alere Inc.                     COM              01449J105    33188  1275967 SH       DEFINED 01              98725  1177242
AutoNation Inc.                COM              05329W102    21224   618587 SH       DEFINED 01                      618587
Avid Technology Inc.           COM              05367P100    17797  1617872 SH       DEFINED 01              43600  1574272
Bank of Hawaii Corp.           COM              062540109    12702   262717 SH       DEFINED 01                450   262267
Bio-Rad Laboratories Inc. CL A COM              090572207     2952    28472 SH       DEFINED 01                       28472
Black Hills Corp.              COM              092113109    21717   647683 SH       DEFINED 01              17400   630283
Brookline Bancorp Inc.         COM              11373M107     1790   191055 SH       DEFINED 01                      191055
CA Technologies                COM              12673P105    98228  3564150 SH       DEFINED 01             221432  3342718
CapitalSource Inc.             COM              14055X102     1082   163901 SH       DEFINED 01             154901     9000
Carrols Restaurant Group, Inc. COM              14574X104     6208   407100 SH       DEFINED 01             276250   130850
Cisco Systems Inc.             COM              17275R102    45114  2133068 SH       DEFINED 01             200875  1932193
Consolidated Graphics Inc.     COM              209341106     2464    54447 SH       DEFINED 01               3465    50982
CoreLogic Inc.                 COM              21871D103    24984  1530893 SH       DEFINED 01              25625  1505268
Covidien PLC                   COM              G2554F113    35645   651889 SH       DEFINED 01              21475   630414
Darling International Inc.     COM              237266101      832    47768 SH       DEFINED 01                       47768
DeVry Inc.                     COM              251893103    17845   526867 SH       DEFINED 01              12350   514517
Dover Downs Gaming & Entmt., I COM              260095104     4604  1812613 SH       DEFINED 01                     1812613
Dundee Corp. CL A              COM              264901109    17631   706074 SH       DEFINED 01                      706074
EZCORP, Inc.                   COM              302301106    59281  1826569 SH       DEFINED 01              88550  1738019
Electro Rent Corp.             COM              285218103     9008   489313 SH       DEFINED 01             129538   359775
Federated Investors, Inc.      COM              314211103    10389   463600 SH       DEFINED 01              12775   450825
First Defiance Financial Corp. COM              32006W106      921    54650 SH       DEFINED 01                       54650
First Financial Holdings Inc.  COM              320239106     2535   230495 SH       DEFINED 01                      230495
Gildan Activewear, Inc.        COM              375916103    10333   375075 SH       DEFINED 01              46025   329050
Glacier Bancorp Inc.           COM              37637Q105     2425   162326 SH       DEFINED 01                      162326
Global Cash Access Hldgs Inc.  COM              378967103    38889  4985816 SH       DEFINED 01             735225  4250591
Golar LNG Limited              COM              G9456A100    42270  1110898 SH       DEFINED 01              87475  1023423
Golar LNG Partners, LP         COM              Y2745C102     6387   172059 SH       DEFINED 01                      172059
H&R Block, Inc.                COM              093671105    23800  1445076 SH       DEFINED 01              43375  1401701
Health Management Assoc. Inc.  COM              421933102      398    59300 SH       DEFINED 01              50000     9300
Imation Corp.                  COM              45245A107     8914  1439986 SH       DEFINED 01                     1439986
Independent Bank Corp.-MA      COM              453836108     5404   188092 SH       DEFINED 01                      188092
International Business Machine COM              459200101     1394     6679 SH       DEFINED 01                        6679
John Wiley & Sons Inc. CL A    COM              968223206    15009   315380 SH       DEFINED 01                      315380
Marcus Corp.                   COM              566330106    14591  1162621 SH       DEFINED 01              49487  1113134
Mentor Graphics Corp.          COM              587200106    49754  3348200 SH       DEFINED 01             284547  3063653
Mine Safety Appliances Co.     COM              602720104    21478   522838 SH       DEFINED 01              15475   507363
Motorola Mobility Holdings Inc COM              620097105    30085   766683 SH       DEFINED 01              52484   714199
National Financial Partners Co COM              63607p208     4298   283908 SH       DEFINED 01                      283908
National Fuel Gas Co.          COM              636180101    19005   394950 SH       DEFINED 01              27125   367825
Noble Corporation              COM              H5833N103    27215   726319 SH       DEFINED 01              21275   705044
Novellus Systems Inc.          COM              670008101    29299   587045 SH       DEFINED 01              39065   547980
Nu Skin Enterprises Inc.       COM              67018T105    41845   722583 SH       DEFINED 01              58125   664458
OceanFirst Financial Corp.     COM              675234108     1266    88912 SH       DEFINED 01               4300    84612
Oppenheimer Holdings Inc.      COM              683797104    11118   640832 SH       DEFINED 01              49200   591632
Pope Resources LP              COM              732857107     7104   162572 SH       DEFINED 01              21050   141522
Prestige Brands Holdings, Inc. COM              74112D101    35501  2030934 SH       DEFINED 01              51454  1979480
Progress Software Corp.        COM              743312100     5347   226395 SH       DEFINED 01                      226395
Provident New York Bancorp     COM              744028101      898   106150 SH       DEFINED 01                      106150
Qualcomm Inc.                  COM              747525103    47106   692119 SH       DEFINED 01              63250   628869
Quantum Corp.                  COM              747906204    50067 19109585 SH       DEFINED 01            1478540 17631045
Raymond James Financial Inc.   COM              754730109    37431  1024665 SH       DEFINED 01              33225   991440
SAIC, Inc.                     COM              78390X101    15557  1178595 SH       DEFINED 01              30600  1147995
Suffolk Bancorp                COM              864739107     1451   111713 SH       DEFINED 01               2325   109388
Swift Energy Company           COM              870738101    33734  1162024 SH       DEFINED 01              85725  1076299
Symantec Corp.                 COM              871503108    71333  3814600 SH       DEFINED 01             381143  3433457
TF Financial Corp.             COM              872391107      679    28068 SH       DEFINED 01                       28068
Tibco Software Inc.            COM              88632Q103    11591   380023 SH       DEFINED 01                      380023
Triumph Group Inc.             COM              896818101     9980   159272 SH       DEFINED 01              11450   147822
UTi Worldwide Inc.             COM              G87210103    16313   946779 SH       DEFINED 01              18800   927979
Ultra Petroleum Corp.          COM              903914109    28712  1268749 SH       DEFINED 01              40375  1228374
Universal Health Services Inc. COM              913903100    40204   959284 SH       DEFINED 01              61672   897612
Valeant Pharmaceuticals Intern COM              91911K102    54565  1016306 SH       DEFINED 01              28500   987806
WSFS Financial Corp.           COM              929328102     2123    51777 SH       DEFINED 01                       51777
Warner Chilcott PLC            COM              G94368100    39418  2344942 SH       DEFINED 01             207428  2137514
Willis Group Holdings PLC      COM              G96666105    24186   691429 SH       DEFINED 01              17925   673504
Zimmer Holdings Inc.           COM              98956P102    27542   428473 SH       DEFINED 01              14350   414123
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204     1362     5652 SH       DEFINED 01               3257     2395